Income Taxes - Deferred Income Taxes (Tables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Tax loss carry-forward	$ 2,013	$ 1,675
Other deferred income tax assets	17	338
Total deferred income tax assets	2,030	2,013
Deferred income tax liabilities:
Intangible assets	(10,186)	(11,173)
Property, plant and equipment, net	(5,348)	(4,787)
Other	(365)	(4,575)
Total deferred income tax liabilities	(15,899)	(20,535)
Net deferred income tax liabilities	$ (13,869)	$ (18,522)